NOTE 4 - PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Furniture, fixtures and equipment	$ 1,074,976	$ 862,582
Less: Accumulated depreciation	(870,750)	(797,220)
Furniture, fixtures and equipment, Net	204,226	65,362
Depreciation	$ 73,530	$ 42,838